Policyholder Liabilities - Schedule of Reinsured Market Risk Benefits (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fixed Rate Annuities
Market Risk Benefit Liability
Balance, beginning of year	$ 0	$ 0
Inception of in-force ceded reinsurance	0	10,091
Issuances	0	0
Interest accrual	0	104
Attributed fees collected	0	28
Benefits payments	0	0
Effect of changes in interest rates	0	135
Effect of changes in equity markets	0	118
Effect of changes in equity index volatility	0	0
Actual policyholder behavior different from expected behavior	0	0
Effect of changes in future expected policyholder behavior	0	180
Effect of changes in other future expected assumptions	$ 0	0
Balance, end of year		10,656
Net amount at risk		$ 72,350	$ 0
Weighted average attained age of contract holders (years)	0 years	70 years
Fixed Index Annuities
Market Risk Benefit Liability
Balance, beginning of year	$ 156,931	$ 156,931
Inception of in-force ceded reinsurance	100,327	334,835
Issuances	915	36,036
Interest accrual	414	7,598
Attributed fees collected	9,904	23,745
Benefits payments	0	0
Effect of changes in interest rates	1,601	(171,948)
Effect of changes in equity markets	(6,148)	43,799
Effect of changes in equity index volatility	(9,074)	34,278
Actual policyholder behavior different from expected behavior	0	0
Effect of changes in future expected policyholder behavior	16,878	12,598
Effect of changes in other future expected assumptions	$ (47,908)	116,087
Balance, end of year		593,959
Net amount at risk		$ 2,402,964	$ 582,315
Weighted average attained age of contract holders (years)	69 years	71 years